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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Infrastructure, Industrials and Materials Fund

The schedules are not audited.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Australia: 2.9%
328,961		BHP Billiton Ltd.	$11,191,297	2.9

		Brazil: 1.5%
54,900		Embraer SA ADR	1,989,576	0.5
307,050		Weg S.A.	3,599,131	1.0
			5,588,707	1.5

		Chile: 0.5%
129,800	@	Enersis SA ADR	2,102,760	0.5

		China: 3.8%
80,000		China Mobile Ltd. ADR	3,924,800	1.0
3,811,000		China Railway Construction Corp. Ltd	3,230,353	0.9
310,000		China Unicom Hong Kong Ltd. ADR	4,637,600	1.2
1,718,639		Dongfang Electrical Machinery Co., Ltd.	2,689,966	0.7
			14,482,719	3.8

		France: 6.8%
36,568		Air Liquide	5,325,224	1.4
106,459		Alstom	4,196,159	1.1
79,298		Schneider Electric S.A.	7,470,304	1.9
229,659	@	Suez Environnement S.A.	4,616,293	1.2
43,456		Technip S.A.	4,670,569	1.2
			26,278,549	6.8

		Germany: 8.1%
73,000		BASF AG	8,412,980	2.2
122,944		Deutsche Post AG	4,566,352	1.2
406,989		Deutsche Telekom AG	6,872,473	1.8
42,136		Osram Licht AG	2,141,194	0.5
69,434	@	Siemens AG	9,228,202	2.4
			31,221,201	8.1

		India: 0.9%
139,123		Larsen & Toubro Ltd.	3,641,587	0.9

		Italy: 2.0%
1,384,960		Enel S.p.A.	7,844,518	2.0

		Japan: 5.2%
828,000		Hitachi Ltd.	5,596,934	1.4
90,500		JSR Corp.	1,527,910	0.4
281,300	@	Komatsu Ltd.	6,129,441	1.6
101,300		Omron Corp.	3,822,536	1.0
49,900	@	Shin-Etsu Chemical Co., Ltd.	2,981,723	0.8
			20,058,544	5.2

		Netherlands: 5.2%
306,600		ArcelorMittal	4,644,990	1.2
68,443		Airbus Group NV	4,909,692	1.3
53,000		Koninklijke DSM NV	3,824,872	1.0
67,700		LyondellBasell Industries NV - Class A	6,740,889	1.7
			20,120,443	5.2

		South Africa: 1.0%
178,231		MTN Group Ltd.	3,759,645	1.0

		Sweden: 3.4%
49,400		Millicom International Cellular SA	4,584,320	1.2
148,725		SKF AB - B Shares	3,815,386	1.0
323,157		Volvo AB - B Shares	4,704,401	1.2
			13,104,107	3.4

		Switzerland: 0.9%
58,807		Wolseley PLC	3,281,689	0.9

		United Kingdom: 6.5%
571,240		BAE Systems PLC	4,058,037	1.0
338,904		CNH Industrial NV	3,712,984	1.0
112,014	@	Rio Tinto PLC	5,744,572	1.5
293,050		Vesuvius PLC	2,251,894	0.6
1,296,450		Vodafone Group PLC	4,545,402	1.2
102,301		Weir Group PLC	4,494,056	1.2
			24,806,945	6.5

		United States: 47.6%
26,700		Acuity Brands, Inc.	3,351,117	0.9
85,200		Ametek, Inc.	4,522,416	1.2
39,400		Anixter International, Inc.	4,058,200	1.1
65,600		Caterpillar, Inc.	6,706,288	1.7
218,500		CenterPoint Energy, Inc.	5,270,220	1.4
78,400		Donaldson Co., Inc.	3,193,232	0.8
70,900		DTE Energy Co.	5,396,908	1.4
50,800		Fluor Corp.	3,814,064	1.0
161,100		Freeport-McMoRan Copper & Gold, Inc.	5,485,455	1.4
56,400		General Dynamics Corp.	6,661,968	1.7
238,500		General Electric Co.	6,389,415	1.7
84,300		Honeywell International, Inc.	7,852,545	2.0
50,400		JB Hunt Transport Services, Inc.	3,914,064	1.0
49,900		Kansas City Southern	5,365,248	1.4
187,000		KBR, Inc.	4,542,230	1.2
53,800		Lincoln Electric Holdings, Inc.	3,534,122	0.9
39,500		Lockheed Martin Corp.	6,464,175	1.7
178,400		Manitowoc Co., Inc.	4,825,720	1.3
47,900		Monsanto Co.	5,836,615	1.5
438,900		Mueller Water Products, Inc.	3,699,927	1.0
79,700		National Oilwell Varco, Inc.	6,525,039	1.7
72,900	@	Old Dominion Freight Line	4,662,684	1.2
67,200		Oshkosh Truck Corp.	3,632,160	0.9
48,900		Pall Corp.	4,143,786	1.1
54,700		Parker Hannifin Corp.	6,850,081	1.8
116,300		Patterson-UTI Energy, Inc.	3,848,367	1.0
100,900	@	Quanta Services, Inc.	3,425,555	0.9
38,100		Roper Industries, Inc.	5,398,008	1.4
65,800		Rowan Companies PLC	2,037,168	0.5
75,300		Schlumberger Ltd.	7,834,212	2.0
65,600		TE Connectivity Ltd.	3,900,576	1.0

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2014 (Unaudited) (Continued)

29,800	TransDigm Group, Inc.	5,623,558	1.5
125,600	@ Trimble Navigation Ltd.	4,530,392	1.2
91,400	UGI Corp.	4,448,438	1.2
41,500	Union Pacific Corp.	8,269,705	2.1
74,700	US Ecology, Inc.	3,690,180	1.0
62,510	Verizon Communications, Inc. - VZC	3,123,805	0.8
		182,827,643	47.6

	Total Common Stock (Cost $295,702,233)	370,310,354	96.3

PREFERRED STOCK: 2.4%
	Brazil: 2.4%
464,478	Cia Energetica de Minas Gerais	3,240,544	0.8
521,600	Vale SA	5,995,269	1.6

	Total Preferred Stock (Cost $9,194,518)	9,235,813	2.4

	Total Long-Term Investments (Cost $304,896,751)	379,546,167	98.7

SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
7,949,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $7,949,000)	7,949,000	2.1

	Total Short-Term Investments (Cost $7,949,000)	7,949,000	2.1

	Total Investments in Securities (Cost $312,845,751)	$387,495,167	100.8
	Liabilities in Excess of Other Assets	(3,262,617)	(0.8)
	Net Assets	$384,232,550	100.0

††	Rate shown is the 7-day yield as of May 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $313,246,253.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$83,780,194
Gross Unrealized Depreciation	(9,531,280)

Net Unrealized Appreciation	$74,248,914

Industry Diversification	Percentage of Net Assets
Machinery	11.7%
Materials	11.4
Aerospace & Defense	8.2
Electrical Equipment	7.7
Industrials	6.9
Energy Equipment & Services	6.4
Road & Rail	5.7
Construction & Engineering	4.9
Metals & Mining	4.1
Industrial Conglomerates	4.1
Multi-Utilities	4.0
Diversified Telecommunication Services	3.8
Electronic Equipment, Instruments & Components	3.6
Electric Utilities	3.3
Wireless Telecommunication Services	3.4
Chemicals	2.1
Air Freight & Logistics	1.2
Gas Utilities	1.2
Information Technology	1.1
Electronics	1.0
Telecommunications	1.0
Environmental Control	1.0
Trading Companies & Distributors	0.9
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$11,191,297	$–	$11,191,297
Brazil	5,588,707	–	–	5,588,707
Chile	2,102,760	–	–	2,102,760
China	8,562,400	5,920,319	–	14,482,719
France	–	26,278,549	–	26,278,549
Germany	–	31,221,201	–	31,221,201
India	–	3,641,587	–	3,641,587
Italy	–	7,844,518	–	7,844,518
Japan	–	20,058,544	–	20,058,544
Netherlands	11,385,879	8,734,564	–	20,120,443
South Africa	–	3,759,645	–	3,759,645
Sweden	4,584,320	8,519,787	–	13,104,107
Switzerland	–	3,281,689	–	3,281,689
United Kingdom	–	24,806,945	–	24,806,945
United States	179,703,838	3,123,805	–	182,827,643
Total Common Stock	211,927,904	158,382,450	–	370,310,354
Preferred Stock	9,235,813	–	–	9,235,813
Short-Term Investments	7,949,000	–	–	7,949,000
Total Investments, at fair value	$229,112,717	$158,382,450	$–	$387,495,167
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(3,135,919)	$–	$(3,135,919)
Total Liabilities	$–	$(3,135,919)	$–	$(3,135,919)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Infrastructure, Industrials and Materials Fund Written OTC Options on May 31, 2014:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
593,550	Goldman Sachs & Co.	Call on Industrial Select Sector SPDR® Fund	47.730	USD	06/19/14	$519,237	$(765,852)
848,135	Goldman Sachs & Co.	Call on iShares MSCI EAFE Index Fund	68.350	USD	06/19/14	794,194	(1,130,444)
330,108	UBS AG	Call on iShares MSCI Emerging Markets Index Fund	42.380	USD	06/19/14	274,188	(251,504)
650,953	UBS AG	Call on Materials Select Sector SPDR® Fund	47.730	USD	06/19/14	491,209	(988,119)
		Total Written OTC Options				$2,078,828	$(3,135,919)

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$3,135,919
Total Liability Derivatives		$3,135,919

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at May 31, 2014:

	Goldman Sachs & Co.	UBS AG	Totals
Liabilities:
Written options	$1,896,296	$1,239,623	$3,135,919
Total Liabilities	$1,896,296	$1,239,623	$3,135,919

Net OTC derivative instruments by counterparty, at fair value	$(1,896,296)	$(1,239,623)	(3,135,919)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(1,896,296)	$(1,239,623)	$(3,135,919)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2014